Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Expense (Benefit) [Abstract]
Components of Earnings Before Income Taxes
The components of earnings before income taxes were as follows (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
United States	$1,679.6	$1,523.4	$1,308.9
Foreign	379.5	287.7	128.1
Total earnings before income taxes	$2,059.1	$1,811.1	$1,437.0

Provision for Income Taxes
Provision for income taxes (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Current taxes:
Federal	$466.0	$344.7	$457.5
State	79.9	61.2	79.6
Foreign	76.8	37.3	38.3
Total current taxes	622.7	443.2	575.4
Deferred taxes:
Federal	49.2	111.6	(76.0)
State	(0.7)	8.3	(9.3)
Foreign	3.2	—	(1.4)
Total deferred taxes	51.7	119.9	(86.7)
Total provision for income taxes	$674.4	$563.1	$488.7

Reconciliation of The Statutory US Federal Income Tax Rate With Our Effective Income Tax Rate
Reconciliation of the statutory US federal income tax rate with our effective income tax rate:

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	2.5%	2.5%	2.5%
Benefits and taxes related to foreign operations	(3.3)%	(3.1)%	(2.5)%
Domestic production activity deduction	(0.7)%	(0.8)%	(0.9)%
Other, net(1)	(0.7)%	(2.5)%	(0.1)%
Effective tax rate	32.8%	31.1%	34.0%

(1)	Fiscal 2011 includes a benefit of 0.9% related to the acquisition of the remaining ownership interest in Switzerland and Austria.

Tax Effect of Temporary Differences and Carryforwards that Comprise Significant Portions of Deferred Tax Assets and Liabilities
Tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities (in millions):

	Sep 30, 2012	Oct 2, 2011
Deferred tax assets:
Property, plant and equipment	$62.7	$46.4
Accrued occupancy costs	72.0	55.9
Accrued compensation and related costs	66.9	69.6
Other accrued liabilities	15.7	27.8
Asset retirement obligation asset	20.1	19.0
Deferred revenue	43.7	47.8
Asset impairments	38.5	60.0
Tax credits	14.6	23.0
Stock based compensation	131.8	128.8
Net operating losses	99.2	85.5
Other	80.9	58.6
Total	$646.1	$622.4
Valuation allowance	(154.2)	(137.4)
Total deferred tax asset, net of valuation allowance	$491.9	$485.0
Deferred tax liabilities:
Property, plant and equipment	(89.0)	(66.4)
Intangible assets and goodwill	(34.0)	(25.2)
Other	(44.8)	(18.1)
Total	(167.8)	(109.7)
Net deferred tax asset	$324.1	$375.3
Reported as:
Current deferred income tax assets	$238.7	$230.4
Long-term deferred income tax assets (included in Other assets)	97.3	156.3
Current deferred income tax liabilities (included in Accrued liabilities)	(1.3)	(4.9)
Long-term deferred income tax liabilities (included in Other long-term liabilities)	(10.6)	(6.5)
Net deferred tax asset	$324.1	$375.3

Summary of Activity Related to Unrecognized Tax Benefits
The following table summarizes the activity related to our unrecognized tax benefits (in millions):

	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Beginning balance	52.9	68.4	49.1
Increase related to prior year tax positions	8.8	4.4	35.0
Decrease related to prior year tax positions	—	(32.3)	(21.4)
Increase related to current year tax positions	20.0	26.0	14.1
Decrease related to current year tax positions	(1.1)	(0.8)	(8.1)
Decreases related to settlements with taxing authorities	(0.5)	(5.0)	—
Decreases related to lapsing of statute of limitations	(4.8)	(7.8)	(0.3)
Ending balance	75.3	52.9	68.4